March 5, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Life Account, EDGAR CIK No. 0000742277, File No. 811-3989

Northwestern Mutual Life Account II, EDGAR CIK No. 0001359314, File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2019 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	03/06/2020	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	02/20/2020	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	02/20/2020	811-05511
Neuberger Berman Sustainable Equity Portfolio	0000736913	02/26/2020	811-04255
Russell Investment Funds	0000824036	02/25/2020	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	03/02/2020	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any. Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company

Variable Life

Annual Reports

December 31, 2019

Northwestern Mutual Variable Life Account

Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Contrafund® Portfolio Service Class 2

Neuberger Berman AMT Sustainable Equity Portfolio

Russell Investment Funds

Russell Investment Funds – LifePoints® Variable Target Portfolio Series

Credit Suisse Trust Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

Beginning on or after January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232, free of charge. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Fund. Your election to receive shareholder reports in paper will apply to all future reports for all Funds available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the inside cover of this report.

NorthwesternMutual.com 90-1899 (0786) (REV 0220)

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How to get more information

Information on the Internet: NorthwesternMutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, Survivorship Variable Universal Life, and Variable Universal Life Plus, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

SIPC Disclosure

Variable insurance products are offered through Northwestern Mutual Investment Services, LLC (“NMIS”), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. NMIS is a broker-dealer and investment adviser registered with the SEC and is a member of FINRA and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-8300 or visiting its website at SIPC.org.

Contents

Performance Summaries for the Northwestern Mutual Variable Life Accounts	8 pages

Northwestern Mutual Series Fund, Inc. - Annual Report	284 pages

Fidelity® VIP Mid Cap Portfolio - Annual Report	34 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Annual Report	34 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Sustainable Equity Portfolio - Annual Report	39 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Annual Report	192 pages

(This report follows the end of the Neuberger Berman AMT Sustainable Equity Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Annual Report	114 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Annual Report	46 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Prospectus Supplements	15 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Performance Summary (unaudited)    as of December 31, 2019

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2019)	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division
1 year	28.98%	31.25%	30.47%	23.29%
5 years	72.46%	101.61%	56.17%	53.29%
Annualized	11.52%	15.05%	9.32%	8.92%
10 years	211.35%	241.55%	164.11%	182.65%
Annualized	12.03%	13.07%	10.20%	10.95%

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	29.10%	31.38%	30.60%	23.41%
5 years	73.32%	102.61%	56.95%	54.05%
Annualized	11.63%	15.17%	9.43%	9.03%
10 years	214.46%	244.96%	166.75%	185.48%
Annualized	12.14%	13.18%	10.31%	11.06%

Variable Executive Life & Variable Joint Life(a)
1 year	29.68%	31.97%	31.19%	23.97%
5 years	77.26%	107.21%	60.51%	57.55%
Annualized	12.13%	15.69%	9.93%	9.52%
10 years	228.90%	260.81%	179.00%	198.59%
Annualized	12.64%	13.69%	10.81%	11.56%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were issued between March 2, 1998 and December 31, 2008. Variable Joint Life policies were issued between December 10, 1998 and December 31, 2008.

Index 500 Stock Division	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division
30.46%	26.96%	20.11%	25.92%	32.29%	25.20%	28.50%	34.95%	21.77%
67.30%	40.93%	49.25%	44.27%	46.42%	47.98%	48.94%	59.62%	51.14%
10.84%	7.10%	8.34%	7.60%	7.92%	8.15%	8.29%	9.80%	8.61%
230.67%	166.87%	193.10%	162.47%	152.43%	205.69%	206.04%	213.29%	220.53%
12.70%	10.31%	11.35%	10.13%	9.70%	11.82%	11.83%	12.10%	12.35%

30.59%	27.09%	20.23%	26.05%	32.42%	25.32%	28.63%	35.09%	21.89%
68.13%	41.63%	50.00%	44.99%	47.14%	48.72%	49.68%	60.42%	51.89%
10.95%	7.21%	8.45%	7.71%	8.03%	8.26%	8.40%	9.91%	8.72%
233.97%	169.54%	196.03%	165.09%	154.95%	208.74%	209.09%	216.42%	223.74%
12.82%	10.42%	11.46%	10.24%	9.81%	11.93%	11.95%	12.21%	12.47%

31.18%	27.66%	20.77%	26.61%	33.01%	25.88%	29.21%	35.69%	22.44%
71.95%	44.85%	53.40%	48.28%	50.49%	52.10%	53.08%	64.06%	55.34%
11.45%	7.69%	8.93%	8.20%	8.52%	8.75%	8.89%	10.41%	9.21%
249.31%	181.92%	209.63%	177.27%	166.67%	222.92%	223.29%	230.96%	238.60%
13.32%	10.92%	11.97%	10.74%	10.31%	12.44%	12.45%	12.71%	12.97%

v

Performance Summary (unaudited), continued    as of December 31, 2019

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2019)	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division
1 year	25.20%	34.07%	27.55%	11.98%
5 years	49.40%	43.63%	35.06%	14.03%
Annualized	8.36%	7.51%	6.20%	2.66%
10 years	168.58%	90.68%	69.21%	44.46%
Annualized	10.38%	6.67%	5.40%	3.75%
Current yield(b)

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	25.33%	34.20%	27.68%	12.09%
5 years	50.14%	44.35%	35.73%	14.60%
Annualized	8.47%	7.62%	6.30%	2.76%
10 years	171.27%	92.58%	70.90%	45.90%
Annualized	10.49%	6.77%	5.51%	3.85%
Current yield(b)

Variable Executive Life & Variable Joint Life(a)
1 year	25.89%	34.80%	28.25%	12.60%
5 years	53.55%	47.62%	38.81%	17.21%
Annualized	8.96%	8.10%	6.78%	3.23%
10 years	183.73%	101.43%	78.75%	52.60%
Annualized	10.99%	7.25%	5.98%	4.32%
Current yield(b)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were issued between March 2, 1998 and December 31, 2008. Variable Joint Life policies were issued between December 10, 1998 and December 31, 2008.
(b)	For the seven-day period ended December 31, 2019, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%.

Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division	Balanced Division
19.94%	1.38%	3.81%	8.06%	12.55%	8.42%	14.34%	13.42%	17.28%
23.82%	1.45%	6.82%	13.20%	16.31%	9.54%	31.48%	28.93%	32.05%
4.37%	0.29%	1.33%	2.51%	3.07%	1.84%	5.63%	5.21%	5.72%
28.48%	(0.55%)	11.58%	36.38%	79.68%	27.84%	86.93%	74.11%	90.63%
2.54%	(0.06%)	1.10%	3.15%	6.04%	2.49%	6.46%	5.70%	6.66%
	0.02%

20.06%	1.48%	3.92%	8.16%	12.66%	8.53%	14.45%	13.53%	17.39%
24.44%	1.96%	7.33%	13.77%	16.89%	10.08%	32.14%	29.57%	32.71%
4.47%	0.39%	1.43%	2.61%	3.17%	1.94%	5.73%	5.32%	5.82%
29.77%	0.44%	12.68%	37.75%	81.47%	29.12%	88.80%	75.85%	92.53%
2.64%	0.04%	1.20%	3.25%	6.14%	2.59%	6.56%	5.81%	6.77%
	0.02%

20.60%	1.94%	4.38%	8.65%	13.17%	9.02%	14.97%	14.04%	17.92%
27.27%	4.28%	9.78%	16.35%	19.55%	12.58%	35.14%	32.51%	35.72%
4.94%	0.84%	1.88%	3.08%	3.64%	2.40%	6.21%	5.79%	6.30%
35.73%	5.06%	17.84%	44.07%	89.81%	35.05%	97.47%	83.92%	101.38%
3.10%	0.49%	1.66%	3.72%	6.62%	3.05%	7.04%	6.28%	7.25%
	0.02%

Performance Summary (unaudited), continued    as of December 31, 2019

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2019)	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Portfolio
1 year	20.42%	22.50%	30.56%	25.20%
5 years	38.16%	35.55%	56.84%	49.55%
Annualized	6.68%	6.27%	9.42%	8.38%
10 years	106.74%	149.48%	194.55%	192.04%
Annualized	7.53%	9.57%	11.41%	11.31%

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	20.54%	22.62%	30.69%	25.32%
5 years	38.85%	36.22%	57.62%	50.29%
Annualized	6.79%	6.38%	9.53%	8.49%
10 years	108.81%	151.97%	197.50%	194.96%
Annualized	7.64%	9.68%	11.52%	11.42%

Variable Executive Life & Variable Joint Life(a)
1 year	21.08%	23.17%	31.27%	25.88%
5 years	42.01%	39.32%	61.20%	53.71%
Annualized	7.27%	6.86%	10.02%	8.98%
10 years	118.39%	163.54%	211.16%	208.51%
Annualized	8.12%	10.18%	12.02%	11.92%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were issued between March 2, 1998 and December 31, 2008. Variable Joint Life policies were issued between December 10, 1998 and December 31, 2008.
(b)	For the seven-day period ended December 31, 2019, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%.

US Strategic Equity Division	US Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
29.55%	22.40%	19.07%	8.60%	20.98%	11.93%	15.81%	17.42%	19.43%	6.11%
54.74%	34.05%	25.18%	12.68%	28.83%	21.15%	26.01%	29.60%	32.52%	(21.82%)
9.12%	6.04%	4.59%	2.42%	5.20%	3.91%	4.73%	5.32%	5.79%	(4.80%)
196.50%	156.98%	65.00%	42.21%	117.26%	65.30%	81.32%	90.49%	99.58%	(43.43%)
11.48%	9.90%	5.14%	3.58%	8.07%	5.15%	6.13%	6.66%	7.15%	(5.54%)

29.68%	22.52%	19.19%	8.70%	21.10%	12.04%	15.93%	17.53%	19.55%	6.21%
55.51%	34.72%	25.80%	13.24%	29.47%	21.76%	26.64%	30.24%	33.17%	(21.43%)
9.23%	6.14%	4.70%	2.52%	5.30%	4.02%	4.84%	5.43%	5.90%	(4.71%)
199.47%	159.54%	66.65%	43.63%	119.44%	66.95%	83.13%	92.39%	101.57%	(42.87%)
11.59%	10.01%	5.24%	3.69%	8.18%	5.26%	6.24%	6.76%	7.26%	(5.44%)

30.26%	23.07%	19.72%	9.19%	21.64%	12.54%	16.45%	18.06%	20.09%	6.69%
59.04%	37.78%	28.66%	15.82%	32.41%	24.52%	29.51%	33.20%	36.20%	(19.64%)
9.72%	6.62%	5.17%	2.98%	5.78%	4.48%	5.31%	5.90%	6.37%	(4.28%)
213.22%	171.47%	74.31%	50.23%	129.51%	74.62%	91.54%	101.69%	110.83%	(40.24%)
12.09%	10.50%	5.71%	4.15%	8.66%	5.73%	6.72%	7.27%	7.74%	(5.02%)

Performance Summary (unaudited), continued    as of December 31, 2019

Custom Variable Universal Life, Executive Variable Universal Life, Survivorship Variable Universal Life, Variable Universal Life Plus & Executive Variable Universal Life II(c)

Total return (as of December 31, 2019)	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division
1 year	29.68%	31.97%	31.19%	23.97%
5 years	77.26%	107.21%	60.51%	57.55%
Annualized	12.13%	15.69%	9.93%	9.52%
10 years	228.90%	260.81%	179.00%	198.59%
Annualized	12.64%	13.69%	10.81%	11.56%

	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division
1 year	34.80%	28.25%	12.60%	20.60%
5 years	47.62%	38.81%	17.21%	27.27%
Annualized	8.10%	6.78%	3.23%	4.94%
10 years	101.43%	78.75%	52.60%	35.73%
Annualized	7.25%	5.98%	4.32%	3.10%
Current yield(b)

	Fidelity VIP Contrafund Division	AMT Sustainable Equity Portfolio	US Strategic Equity Division	US Small Cap Equity Division
1 year	31.27%	25.88%	30.26%	23.07%
5 years	61.20%	53.71%	59.04%	37.78%
Annualized	10.02%	8.98%	9.72%	6.62%
10 years	211.16%	208.51%	213.22%	171.47%
Annualized	12.02%	11.92%	12.09%	10.50%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(b)	For the seven-day period ended December 31, 2019, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%.
(c)

Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Universal Life policies were issued between January 31, 2007 and December 31, 2019. Variable Universal Life Plus and Executive Variable Universal Life II policies were offered starting November 11, 2019.

x

Index 500 Stock Division	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division
31.18%	27.66%	20.77%	26.61%	33.01%	25.88%	29.21%	35.69%	22.44%	25.89%
71.95%	44.85%	53.40%	48.28%	50.49%	52.10%	53.08%	64.06%	55.34%	53.55%
11.45%	7.69%	8.93%	8.20%	8.52%	8.75%	8.89%	10.41%	9.21%	8.96%
249.31%	181.92%	209.63%	177.27%	166.67%	222.92%	223.29%	230.96%	238.60%	183.73%
13.32%	10.92%	11.97%	10.74%	10.31%	12.44%	12.45%	12.71%	12.97%	10.99%

Government Money Market Division	Short-Term Bond Division	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi- Sector Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division
1.94%	4.38%	8.65%	13.17%	9.02%	14.97%	14.04%	17.92%	21.08%	23.17%
4.28%	9.78%	16.35%	19.55%	12.58%	35.14%	32.51%	35.72%	42.01%	39.32%
0.84%	1.88%	3.08%	3.64%	2.40%	6.21%	5.79%	6.30%	7.27%	6.86%
5.06%	17.84%	44.07%	89.81%	35.05%	97.47%	83.92%	101.38%	118.39%	163.54%
0.49%	1.66%	3.72%	6.62%	3.05%	7.04%	6.28%	7.25%	8.12%	10.18%
0.02%

International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
19.72%	9.19%	21.64%	12.54%	16.45%	18.06%	20.09%	6.69%
28.66%	15.82%	32.41%	24.52%	29.51%	33.20%	36.20%	(19.64%)
5.17%	2.98%	5.78%	4.48%	5.31%	5.90%	6.37%	(4.28%)
74.31%	50.23%	129.51%	74.62%	91.54%	101.69%	110.83%	(40.24%)
5.71%	4.15%	8.66%	5.73%	6.72%	7.27%	7.74%	(5.02%)

PO BOX 3095 MILWAUKEE WI 53201-3095	PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at FINRA.org or by contacting the FINRA BrokerCheck Help Line at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS),

720 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

NorthwesternMutual.com

90-1899 (0786) (REV 0220)